UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BBIF Treasury Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury LLC	$987,666,055
Total Investments (Cost - $987,666,055) – 100.0%	987,666,055
Liabilities in Excess of Other Assets – (0.0)%	(129,430)
Net Assets – 100.0%	$987,536,625

BBIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $987,666,055 and 38.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2012, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BBIF TREASURY FUND	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Treasury LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
US Treasury Obligations
US Treasury Bills (a):
0.00% - 0.11%, 1/10/13	$589,000	$588,991,099
0.01% - 0.11%, 1/17/13	189,594	189,591,088
0.05% - 0.11%, 1/24/13	370,000	369,988,100
0.10%, 2/14/13	20,000	19,997,437
0.01% - 0.15%, 2/21/13	345,466	345,438,045
0.10% - 0.14%, 2/28/13	65,000	64,987,708
0.09%, 3/07/13	25,000	24,995,858
0.02% - 0.14%, 3/14/13	92,198	92,177,836
0.14%, 3/21/13	72,582	72,560,100
0.08% - 0.14%, 3/28/13	160,000	159,961,582
0.14%, 4/04/13	30,000	29,989,033
0.15%, 4/11/13	25,000	24,989,830
0.15%, 4/18/13	35,000	34,984,250
0.15%, 4/25/13	50,000	49,976,441
0.15%, 5/09/13	110,000	109,940,875

	Par (000)	Value
US Treasury Obligations
US Treasury Bills (a) (concluded):
0.15%, 5/16/13	$20,000	$19,988,667
0.14%, 5/23/13	40,000	39,977,756
0.15%, 5/30/13	10,000	9,993,958
0.14%, 6/06/13	75,000	74,954,208
0.14%, 6/13/13	10,000	9,993,850
0.10% - 0.13%, 6/27/13	66,750	66,707,397
US Treasury Notes:
1.38%, 1/15/13	75,000	75,037,257
3.88%, 2/15/13	85,000	85,394,574
2.50%, 3/31/13	3,000	3,017,268
Total Investments (Cost - $2,563,634,217*) – 99.7%		2,563,634,217
Other Assets Less Liabilities – 0.3%		6,790,737
Net Assets – 100.0%		$2,570,424,954

Notes to Schedule of Investments

*    Cost for federal income tax purposes.

(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in the securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$2,563,634,217	—	$2,563,634,217
Total	—	$2,563,634,217	—	$2,563,634,217

MASTER TREASURY LLC	DECEMBER 31, 2012	1

Schedule of Investments (concluded)	Master Treasury LLC

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $827 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

MASTER TREASURY LLC	DECEMBER 31, 2012	2

Item 2 –	Controls and Procedures
2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: February 22, 2013

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: February 22, 2013